Taxation (Effective Tax Rate) (Details)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2017
Taxation [Line Items]
Statutory Rate:		25.00%	25.00%	25.00%
Effect of tax holidays applicable to subsidiaries and consolidated VIEs	[1]	(335.00%)	15.00%	(1.00%)
Tax differential from statutory rate applicable to subsidiaries and consolidated VIEs		44.00%	0.00%	3.00%
Effect of withholding taxes		(331.00%)	56.00%	19.00%
Changes in valuation allowance for deferred tax assets		(1077.00%)	116.00%	31.00%
Research and development super-deduction	[2]	737.00%	(85.00%)	(19.00%)
Others		95.00%	(3.00%)	(14.00%)
Effective Tax Rate		(842.00%)	124.00%	44.00%
Prior tax years [Member]
Taxation [Line Items]
Statutory Rate:						35.00%
Thereafter tax years [Member]
Taxation [Line Items]
Statutory Rate:					21.00%

[1]	The change in the regular 25% rate of income tax to preferential income tax rates that Changyou’s subsidiaries and VIEs were entitled to as Software Enterprises for 2021 and 2022 was included in the “Effect of tax holidays applicable to subsidiaries and consolidated VIEs” in the above table.
[2]	Under Chinese mainland regulations issued in September 2022 that were applicable from October 1, 2022 to December 31, 2022, additional research and development expenses were eligible for deduction from taxable income.